Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Net Presentation on Consolidated Balance Sheets
The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets
Offsetting Derivative Assets (Liabilities)
As of September 30, 2017
Interest Rate Derivatives	$(79,937)	$607	$(79,330)
Liquefaction Supply Derivatives	328	(33)	295
As of December 31, 2016
Interest Rate Derivatives	(95,923)	9,435	(86,488)

The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets
Offsetting Derivative Assets (Liabilities)
As of December 31, 2016
CCH Interest Rate Derivatives	(95,923)	9,435	(86,488)
As of December 31, 2015
CCH Interest Rate Derivatives	(104,999)	—	(104,999)

Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions
As of September 30, 2017, we had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives	$28.8 million	$4.9 billion	May 20, 2015	May 31, 2022	2.29%	One-month LIBOR

As of December 31, 2016, we had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives	$28.8 million	$5.5 billion	May 20, 2015	May 31, 2022	2.29%	One-month LIBOR

Fair Value of Derivative Instruments by Balance Sheet Location
The following table (in thousands) shows the fair value and location of our Interest Rate Derivatives on our Consolidated Balance Sheets:

	September 30,	December 31,
Balance Sheet Location	2017	2016
Derivative liabilities	$(30,099)	$(43,383)
Non-current derivative liabilities	(49,231)	(43,105)
Total derivative liabilities	$(79,330)	$(86,488)

The following table (in thousands) shows the fair value and location of our Interest Rate Derivatives on our Consolidated Balance Sheets:

	December 31,
Balance Sheet Location	2016	2015
Derivative liabilities	$(43,383)	$(28,559)
Non-current derivative liabilities	(43,105)	(76,440)
Total derivative liabilities	$(86,488)	$(104,999)

Derivative Instruments, Gain (Loss)
The following table (in thousands) shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in derivative loss, net on our Consolidated Statements of Operations during the nine months ended September 30, 2017 and 2016:

	Nine Months Ended September 30,
	2017	2016
Interest Rate Derivatives loss	$(35,002)	$(215,940)

The following table (in thousands) shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in derivative loss, net on our Consolidated and Combined Statements of Operations during the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Interest Rate Derivatives loss	$(15,571)	$(161,917)	$—

Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value Inputs, Liabilities, Quantitative Information
The following table includes quantitative information for the unobservable inputs for our Liquefaction Supply Derivatives as of September 30, 2017:

	Net Fair Value Asset (in thousands)	Valuation Technique	Significant Unobservable Input	Significant Unobservable Inputs Range
Liquefaction Supply Derivatives	$295	Income Approach	Basis Spread	$(0.095) - $0.078

Fair Value of Derivative Instruments by Balance Sheet Location
The following table (in thousands) shows the fair value and location of our Liquefaction Supply Derivatives on our Consolidated Balance Sheets:

	September 30,	December 31,
Balance Sheet Location	2017	2016
Other non-current assets, net	$295	$—

Derivative Instruments, Gain (Loss)
The following table (in thousands) shows the changes in the fair value from the mark to market gains of our Liquefaction Supply Derivatives recorded in our Consolidated Statements of Operations during the nine months ended September 30, 2017 and 2016:

		Nine Months Ended September 30,
	Statement of Operations Location	2017	2016
Liquefaction Supply Derivatives gain	Operating and maintenance expense	$(295)	$—